Debt - Senior Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Nov. 06, 2019	Oct. 17, 2019	Sep. 27, 2019
Debt Instrument [Line Items]
Loss on modification or extinguishment of debt	$ (41,296)	$ (15,332)	$ (32,480)
4.80% CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 727,000
Debt Instrument, Interest Rate, Stated Percentage	4.80%			4.80%
4.80% CCH Senior Notes [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	15 years
3.925% CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 475,000
Debt Instrument, Interest Rate, Stated Percentage	3.925%			3.925%
3.925% CCH Senior Notes [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	15 years
2029 Corpus Christi Holdings Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%			3.70%
Corpus Christi Holdings Senior Notes [Member]
Debt Instrument [Line Items]
Loss on modification or extinguishment of debt	$ 38,700
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make Whole Price	6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount	6 months
Debt Instrument, Redemption Price, Percentage	100.00%